EQUITY - Treasury stocks (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	May 04, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 08, 2022	Dec. 31, 2019
Share Buyback Program
EQUITY
Quantity of shares authorized to be acquired	55,000,000
Percentage of outstanding preferred shares	5.00%
Maximum duration period of share buyback program	18 months
Common shares
EQUITY
Outstanding shares		571,929,945	571,929,945	571,929,945	571,929,945	571,929,945
Preferred shares
EQUITY
Number of shares repurchased		44,564,000
Outstanding shares		1,091,630,395	1,133,816,901	1,129,231,487	1,101,467,245	1,127,010,827
Treasury Stocks
EQUITY
Average acquisition cost		R$ 18.30	R$ 12.43	R$ 13.62
Treasury Stocks | Common shares
EQUITY
Number of shares repurchased		1,697,538			1,697,538
Outstanding shares		0	1,697,538	1,697,538		1,697,538
Treasury Stocks | Preferred shares
EQUITY
Number of shares repurchased		44,564,000
Value of shares repurchased		R$ 1,073,124
Number of shares repurchased		44,564,000			44,564,000
Outstanding shares		9,836,850	12,214,344	16,799,758		19,020,418
Treasury Stocks | Preferred shares | Share Buyback Program
EQUITY
Number of shares repurchased		44,564,000
Value of shares repurchased		R$ 1,073,124